Other assets	12 Months Ended
Dec. 31, 2024
Disclosure of other non-current assets [Abstract]
Other assets	Note 22: Other assets

	2024 £m	2023 £m
Property, plant and equipment:
Premises	1,085	903
Equipment	877	1,163
Operating lease assets (see below)	7,265	6,523
Right-of-use assets (note 23)	849	1,025
	10,076	9,614
Prepayments	1,478	1,338
Other assets[1]	1,511	986
Total other assets	13,065	11,938
1Settlement balances and items in the course of collection from banks, previously presented separately, is now included within other assets.
Operating lease assets where the Group is lessor
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	Within 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024	1,577	956	821	365	85	6	3,810
At 31 December 2023	1,336	857	680	309	70	4	3,256
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2024 £m	2023 £m
Electric vehicles	3,894	3,259
Internal combustion engine vehicles	1,630	1,815
Self-charging hybrid vehicles	166	186
Plug-in hybrid vehicles	1,575	1,258
Other	–	5
Total operating lease assets	7,265	6,523